INVESTMENT IN BIG RIDGE GOLD CORP (Details Narrative) - CAD ($) shares in Millions	1 Months Ended	12 Months Ended
	Mar. 21, 2024	Dec. 31, 2024	Sep. 30, 2023	Sep. 13, 2022
BIG RIDGE GOLD CORP [Member]
Statement [Line Items]
OwnershipPercenatge			14.10%
Big Ridge issued flow-through shares as part of a private placement	10.0	15.0
Description of sale transaction during the year		the Company completed the sale of 36,500,000 Big Ridge shares for $1,749,845 ($1,825,000 net of transaction costs of $75,155)
Aggregate Fair value of the share position	$ 800,000			$ 2,175,000
Net realized loss	$ 526,028
BIG RIDGE GOLD CORP [Member] | Top [Member]
Statement [Line Items]
OwnershipPercenatge	18.40%			19.50%
BIG RIDGE GOLD CORP [Member] | Bottom [Member]
Statement [Line Items]
OwnershipPercenatge	14.10%			10.80%
PC GOLD [Member]
Statement [Line Items]
OwnershipPercenatge		49.00%